Fair Value Measurements (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011
Acquisition cost per share			$ 30.00
Long Term Debt Range Adjusted To Fair Value at Merger Start	2013
Long Term Debt Range Adjusted To Fair Value At Merger End	2061
Unrealized gains / (losses) on financial instruments, Amount before tax		$ 0.5
Percent of inputs to the fair value of derivative instruments from quoted market prices		99.00%
Money market funds	$ 110.0	$ 110.0	$ 125.0
First Mortgage Bonds Maturing in October 2013 - 5.125% [Member]
Debt maturities maximum period		Oct. 01, 2013
Pollution Control Series Maturing in January 2028 - 4.70% [Member]
Debt maturities maximum period		Jan. 01, 2028
Pollution Control Series Maturing in January 2034 - 4.80% [Member]
Debt maturities maximum period		Jan. 01, 2034
Pollution Control Series Maturing in September 2036 - 4.80% [Member]
Debt maturities maximum period		Sep. 01, 2036
Pollution control series maturing in November 2040 - variable rates: 0.04% - 0.20% and 0.06% - 0.32% [Member]
Debt maturities maximum period		Nov. 01, 2040
Note to DPL Capital Trust II Maturing in September 2031 - 8.125% [Member]
Debt maturities maximum period		Sep. 01, 2031
Five Year Senior Unsecured Notes at 6.50% maturing on October 15, 2016 [Member]
Debt maturities maximum period		Oct. 01, 2016
Ten Year Senior Unsecured Notes at 7.25% maturing at October 15, 2021 [Member]
Debt maturities maximum period		Oct. 01, 2021